13F-HR
          09/30/2001

             0000935111
             xqir7b@m

          NONE
     1

            STEVE WALLACE
           (703) 243-4433
      stevew@sipemi.com
            13F-HR
       FORM 13F HOLDING REPORT


               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2001
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: David Mead
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
David Mead                   Arlington, Virginia      12/03/2001

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                97
FORM 13F Information Table Value Total:                           322,423

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/      INVESTMENT             (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN      DISCRETION       SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Andina (Embotelladora Andina) ADR     29081P204       152           14,800        SH         SOLE                             14,800
America Movil                 ADR     02364W105      2083          140,442        SH         SOLE        140,442
Andina (Embotelladora Andina) ADR     29081P204       427           41,500        SH         SOLE         41,500
Aracruz                       ADR     038496204       270           18,200        SH         SOLE                   18,200
Aracruz                       ADR     038496204     13375          900,700        SH         SOLE        900,700
Banco Edwards                 ADR     059504100       553           35,667        SH         SOLE                             35,667
Banco BHIF                    ADR     073297103      2494          192,400        SH         SOLE        192,400
Banco Edwards                 ADR     059504100       227           14,649        SH         SOLE                   14,649
Banco Santander (Banco Osorno ADR     05965F108      1248           70,090        SH         SOLE                             70,090
Banco Edwards                 ADR     059504100      3778          243,764        SH         SOLE        243,764
Bancolombia                   ADR     05968L102        60           52,500        SH         SOLE                   52,500
Bancolombia                   ADR     05968L102       148          128,600        SH         SOLE        128,600
Buenaventura                  ADR     204448104       395           18,265        SH         SOLE                   18,265
Buenaventura                  ADR     204448104     14567          672,851        SH         SOLE        672,851
CANTV                         ADR     204421101       733           31,800        SH         SOLE                   31,800
CANTV                         ADR     204421101     11926          517,400        SH         SOLE        517,400
Cementos Mexicanos            ADR     151290889       350           17,040        SH         SOLE                   17,040
Chile Fund                    COU     168834109       670           93,100        SH         SOLE                             93,100
Compania Cervecerias Unidas   ADR     204429104       749           43,800        SH         SOLE                             43,800
Cementos Mexicanos            ADR     151290889     12553          611,136        SH         SOLE        611,136
Concha y Toro                 ADS     927191106      4041           98,800        SH         SOLE         98,800
Copel (Cia. Par. de Energ.)   ADR     20441B407      4523          773,100        SH         SOLE        773,100
Credicorp Ltd.                ADR     G2519Y108       281           33,800        SH         SOLE                   33,800
Credicorp Ltd.                ADR     G2519Y108     10085        1,215,100        SH         SOLE      1,215,100
Cristales                     ADR     226714103       340           18,700        SH         SOLE                   18,700
Cristales                     ADR     226714103      7442          408,900        SH         SOLE        408,900
Embratel Holding Company      ADR     29081N100       151           54,000        SH         SOLE                   54,000
Endesa                        ADR     29244T101       853           98,460        SH         SOLE                             98,460
Embratel Holding Company      ADR     29081N100      3664        1,313,200        SH         SOLE      1,313,200
Endesa                        ADR     29244T101       107           12,300        SH         SOLE                   12,300
Enersis                       ADR     29274F104       565           46,177        SH         SOLE                             46,177
Endesa                        ADR     29244T101      3261          376,600        SH         SOLE        376,600
Enersis                       ADR     29274F104       480           39,175        SH         SOLE                   39,175
Femsa                         ADR     344419106       270            9,479        SH         SOLE                              9,479
Enersis                       ADR     29274F104     17364        1,418,645        SH         SOLE      1,418,645
Femsa                         ADR     344419106       666           23,400        SH         SOLE                   23,400
Femsa                         ADR     344419106     15661          550,100        SH         SOLE        550,100
Grupo Elektra (fka Grupo Feni GDR     40050A102        48           10,200        SH         SOLE                   10,200
Grupo Elektra (fka Grupo Feni GDR     40050A102      1460          310,700        SH         SOLE        310,700
Grupo Iusacell                ADR     40050B100        36           16,000        SH         SOLE                   16,000
Grupo Iusacell                ADR     40050B100       860          382,200        SH         SOLE        382,200
Grupo Radio Centro            ADS     40049C102       667          122,700        SH         SOLE        122,700
Grupo Televisa                GDR     40049J206       364           12,700        SH         SOLE                   12,700
Grupo Televisa                GDR     40049J206      9758          340,014        SH         SOLE        340,014
Grupo Tribasa                 ADS     40049F204        15            6,231        SH         SOLE                    6,231
Grupo Tribasa                 ADS     40049F204       174           70,879        SH         SOLE         70,879
Gulf Indonesia                ADR     402284103        71            8,200        SH         SOLE                    8,200
Gulf Indonesia                ADR     402284103      2801          321,950        SH         SOLE        321,950
ICA                           ADS     292448107       190          108,500        SH         SOLE                  108,500
India Fund                    COU     454089103      1971          248,500        SH         SOLE                            248,500
Indust. Credit and Invst. Cor ADR     44926P202       133           26,800        SH         SOLE                             26,800
Jardine Flemings India Fund   COU     471112102       972          162,576        SH         SOLE                            162,576
ICA                           ADS     292448107      5331        3,046,500        SH         SOLE      3,046,500
Korea Telecom Corporation     ADR     50063P103      1048           57,300        SH         SOLE                   57,300
Korea Telecom Corporation     ADR     50063P103     30064        1,643,719        SH         SOLE      1,643,719
LAN Chile                     ADR     501723100       933          141,300        SH         SOLE        141,300
Masisa (Maderas y Sinteticos) ADR     574799102       219           22,200        SH         SOLE                   22,200
Masisa (Maderas y Sinteticos) ADR     574799102     12249        1,243,600        SH         SOLE      1,243,600
Nortel                        ADR     656567401       142           25,400        SH         SOLE                   25,400
Nortel                        ADR     656567401      2435          435,672        SH         SOLE        435,672
PT Telekomunikasi Indo(Telkom ADR     715684106       428           76,556        SH         SOLE                   76,556
PT Telekomunikasi Indo(Telkom ADR     715684106      6872        1,229,404        SH         SOLE      1,229,404
Perez Companc SA              ADR     71367B103       180           17,717        SH         SOLE                             17,717
Pao De Acucar                 ADR     20440T201      2331          186,500        SH         SOLE        186,500
Perez Companc SA              ADR     71367B103       286           28,048        SH         SOLE                   28,048
Perez Companc SA              ADR     71367B103      5571          547,212        SH         SOLE        547,212
Philippine Long Distance T.   ADR     718252604       712           75,300        SH         SOLE                   75,300
Philippine Long Distance T.   ADR     718252604     11747        1,243,100        SH         SOLE      1,243,100
Pohang Iron and Steel         ADR     730450103     15143          964,515        SH         SOLE        964,515
Provida                       ADR     00709P108       148            6,100        SH         SOLE                    6,100
Provida                       ADR     00709P108      4879          200,800        SH         SOLE        200,800
Quilmes Industrial            ADR     74838Y207        56            4,900        SH         SOLE                    4,900
Quilmes Industrial            ADR     74838Y207      1026           89,200        SH         SOLE         89,200
SK Telecom                    ADR     78440P108       131            7,080        SH         SOLE                    7,080
SK Telecom                    ADR     78440P108     11688          633,864        SH         SOLE        633,864
Southern Peru Ltd.            ADR     843611104       132           13,918        SH         SOLE                             13,918
Santa Isabel                  ADR     802233106       400          114,200        SH         SOLE        114,200
TAMSA (Tubos de Acero de Mex. ADR     898592506        32            3,600        SH         SOLE                    3,600
TAMSA (Tubos de Acero de Mex. ADR     898592506      1073          119,200        SH         SOLE        119,200
TV Azteca                     ADS     901145102       160           41,500        SH         SOLE                   41,500
TV Azteca                     ADS     901145102      3151          818,486        SH         SOLE        818,486
Telecom Argentina             ADR     879273209        19            2,200        SH         SOLE                              2,200
Tele Celular Sul Holding Co.  ADR     879238103       417           40,100        SH         SOLE         40,100
Telecom Argentina             ADR     879273209      1374          158,159        SH         SOLE        158,159
Telefonos De Mexico           ADR     879403780       178            5,500        SH         SOLE                    5,500
Telefonos de Chile            ADR     204449300      1303          132,325        SH         SOLE                            132,325
Telefonos De Mexico           ADR     879403780      8665          268,342        SH         SOLE        268,342
Telenordeste Celular Holding  ADR     87924W109       133            7,400        SH         SOLE                    7,400
Telenordeste Celular Holding  ADR     87924W109      3009          167,185        SH         SOLE        167,185
Telenorte Celular Holding Co. ADR     87924Y105       915           44,900        SH         SOLE         44,900
Telenorte Leste Wireline Co.  ADR     879246106       305           33,700        SH         SOLE                   33,700
Telenorte Leste Wireline Co.  ADR     879246106     17794        1,966,222        SH         SOLE      1,966,222
Teva Pharmaceutical Industrie ADR     881624209       381            6,300        SH         SOLE          6,300
Tricom S.A.                   ADR     89612A100       273           48,000        SH         SOLE         48,000
Ultrapar Participacoes        ADR     90400P101       669          126,300        SH         SOLE        126,300
Unibanco                      GDR     90458E107       413           28,500        SH         SOLE                   28,500
Unibanco                      GDR     90458E107     11974          825,789        SH         SOLE        825,789